Management Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Total Shares Available for and Subject to Awards
Total shares available for awards and total shares subject to outstanding awards are as follows:

	As of December 31, 2012
	Shares Available for Awards	Shares Subject to Outstanding Awards
2009 GIP	11,332,510	1,811,518
2004 SIP	—	424,870	(1)
______________________________

(1)	No RSUs remaining outstanding under the 2004 SIP.

Schedule of Realized Income Tax Benefits from Stock Option Exercises and RSU Vestings
The Company realized income tax benefits from stock option exercises and RSU vestings as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Income tax benefit realized	31	25	19
Amount reversed in current year related to prior year	1	9	—

Schedule of Black-Scholes Option Pricing Method Assumptions
The fair value of each option granted is estimated on the grant date using the Black-Scholes option pricing method. The weighted average assumptions used in the model are as follows:

	Year Ended December 31,
	2012	2011	2010
Risk-free interest rate	0.78%	0.81%	1.27%
Estimated life in years	4.59	4.75	5.72
Dividend yield	0.70%	0.60%	0.59%
Volatility	50.31%	45.00%	51.75%

Schedule of Summary of Changes in Stock Options Outstanding
The summary of changes in stock options outstanding is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(In millions)	(In $)	(In years)	(In $ millions)
As of December 31, 2011	4.6	18.94	3.6	118
Granted	0.1	40.25
Exercised	(3.8)	16.57
Forfeited	(0.1)	32.47
Expired	—	—
As of December 31, 2012	0.8	29.93	4.4	12
Options exercisable at end of year	0.7	29.66	4.3	11

Schedule of Intrinsic Value of Stock Options Exercises	The total intrinsic value of stock options exercised is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Intrinsic value	110	20	13

Schedule of Summary of Changes in Performance-based RSUs Outstanding
A summary of changes in nonvested performance-based RSUs outstanding is as follows:

	Number of Units	Weighted Average Fair Value
	(In thousands)	(In $)
As of December 31, 2011	1,069	37.30
Granted	67	45.13
Vested	(316)	39.14
Cancelled	(171)	23.97
Forfeited	(220)	44.04
As of December 31, 2012	429	42.22

Schedule of Performance-based RSUs Monte Carlo Simulation Valuation Assumptions
The range of assumptions used in the Monte Carlo simulation approach is as follows:

	Year Ended December 31,
	2012	2011	2010
Risk-free interest rate	0.38%	0.38%	0.79%
Dividend yield	0.00 - 4.37%	0.00 - 4.37%	0.00 - 4.18%
Volatility	25 - 90%	25 - 90%	25 - 70%

Schedule of Summary of Changes in Time-based RSUs Outstanding
A summary of changes in nonvested time-based RSUs outstanding is as follows:

	Employee Time-Based RSUs			Director Time-Based RSUs
	Number of Units		Weighted Average Fair Value	Number of Units	Weighted Average Fair Value
	(In thousands)		(In $)	(In thousands)	(In $)
As of December 31, 2011	670		30.44	13	50.82
Granted	128		42.39	16	47.48
Vested	(323)		30.11	(13)	50.82
Forfeited	(44)		28.80	—	—
As of December 31, 2012	431	(1)	34.41	16	47.48
______________________________

(1)	Includes 66,108 of time-based restricted stock awards granted to the Company's Chief Executive Officer on April 5, 2012, of which 22,013 vested on October 1, 2012.

Schedule of Weighted-average Discount Rate for RSUs
The fair value of the RSUs with holding periods were discounted due to the lack of transferability of these RSUs during the holding period as follows:

	Year Ended December 31,
	2012	2011	2010
	(In percentages)
Holding period discount	30	30	30

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Weighted-average Grant-date Fair Values of Stock Options	The weighted average grant date fair values of stock options granted is as follows:

	Year Ended December 31,
	2012	2011	2010
Total	$16.21	$11.38	$14.76

Performance Restricted Stock Units (PRSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value of Shares Vested	The fair value of shares vested for performance-based RSUs is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Total	12	14	8

Time Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value of Shares Vested	The fair value of shares vested for time-based RSUs is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Total	13	7	6